Investments in Unconsolidated Affiliates - Summarized Financial Information of Unconsolidated Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss) [Abstract]
Current assets	$ 498,516	$ 528,223
Noncurrent assets	313,648	333,894
Total assets	812,164	862,117
Current liabilities	253,507	281,823
Noncurrent liabilities	49,084	48,415
Total liabilities	302,591	330,238
Sales	2,161,232	2,281,045	2,058,060
Gross profit	117,667	94,148	82,511
Net income	$ 52,957	$ 38,504	$ 21,408